Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Summary of accounts and notes receivables

A summary of accounts and notes receivable included in the accompanying consolidated balance sheets at December 31, 2012 and 2011, is as follows:

	2012	2011
	(in millions)
Retail and other notes receivable and finance leases	$2,588	$2,283
Wholesale receivables	1,477	1,336
Restricted receivables	11,882	10,792
Other accounts and notes receivable	669	485

Gross receivables	16,616	14,896
Less:
Allowance for credit losses	(448)	(405)
Current portion	(9,514)	(8,811)

Total long-term receivables, net	$6,654	$5,680

Maturities of long term receivables

Maturities of long-term receivables as of December 31, 2012 are as follows:

Amount
(in millions)
2014	$2,275
2015	1,863
2016	1,380
2017	869
2018 and thereafter	267

Total long-term receivables, net	$6,654

Restricted, off-book receivables and related retained interests

The following table summarizes the restricted and off-book receivables and the related retained interests as of December 31, 2012 and 2011:

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2012	2011	2012	2011	2012	2011
	(in millions)
North America retail note receivables	$6,397	$5,501	$47	$108	$9	$18
Australia retail note receivables	884	932	—	—	—	—
North America wholesale receivables	3,176	2,884	—	—	—	—
Europe wholesale receivables	1,291	1,193	—	2	—	—
Australia wholesale receivables	134	101	—	—	—	—
North America commercial revolving account receivables	—	181	—	—	—	—

Total	$11,882	$10,792	$47	$110	$9	$18

Allowance for credit losses activity

Allowance for credit losses activity for the years ended December 31, 2012 and 2011 is as follows, in millions:

	2012
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$252	$142	$11	$405
Charge-offs	(115)	(13)	(8)	(136)
Recoveries	61	1	3	65
Provision	82	42	1	125
Foreign currency translation and other	(11)	(1)	1	(11)

Ending balance	$269	$171	$8	$448

Ending balance: individually evaluated for impairment	$42	$114	$—	$156

Ending balance: collectively evaluated for impairment	$227	$57	$8	$292

Receivables:
Ending balance	$9,869	$6,078	$669	$16,616

Ending balance: individually evaluated for impairment	$69	$828	$—	$897

Ending balance: collectively evaluated for impairment	$9,800	$5,250	$669	$15,719

	2011
	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$406	$174	$15	$595
Charge-offs	(351)	(82)	(13)	(446)
Recoveries	23	6	3	32
Provision	200	43	6	249
Foreign currency translation and other	(26)	1	—	(25)

Ending balance	$252	$142	$11	$405

Ending balance: individually evaluated for impairment	$70	$76	$—	$146

Ending balance: collectively evaluated for impairment	$182	$66	$11	$259

Receivables:
Ending balance	$8,716	$5,514	$666	$14,896

Ending balance: individually evaluated for impairment	$103	$735	$—	$838

Ending balance: collectively evaluated for impairment	$8,613	$4,779	$666	$14,058

	2012	2011	2010
Allowance for credit losses:
Beginning balance	$405	$595	$393
Charge-offs	(136)	(446)	(170)
Recoveries	65	32	10
Provision	125	249	288
Foreign currency translation and other	(11)	(25)	74

Ending balance	$448	$405	$595

The aging of receivables

The following tables present information at the level at which management assesses and monitors its credit risk. Receivables are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Delinquency is reported on receivables greater than 30 days past due. Given the uncertainty regarding the collection of the Brazilian retail agricultural receivables, CNH also monitors the credit risk specific to this portfolio. These receivables are monitored on a collective basis for impairment. The aging of receivables as of December 31, 2012 and 2011 is as follows:

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$21	$5	$22	$48	$7,314	$7,362	$3
EAME & CIS	1	1	10	12	55	67	—
Latin America	3	2	92	97	1,297	1,394	—
APAC	1	2	2	5	1,041	1,046	1
Wholesale
North America	1	—	6	7	3,268	3,275	—
EAME & CIS	5	3	30	38	1,618	1,656	—
Latin America	1	1	3	5	734	739	—
APAC	7	4	36	47	361	408	17
Total
Retail	$26	$10	$126	$162	$9,707	$9,869	$4

Wholesale	$14	$8	$75	$97	$5,981	$6,078	$17

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
	(in millions)
Retail
North America	$25	$7	$32	$64	$6,192	$6,256	$3
EAME & CIS	2	1	21	24	121	145	—
Latin America	4	2	141	147	1,101	1,248	—
APAC	2	1	3	6	1,061	1,067	2
Wholesale
North America	2	2	5	9	2,873	2,882	1
EAME & CIS	5	3	32	40	1,566	1,606	—
Latin America	10	4	5	19	632	651	—
APAC	14	4	48	66	309	375	22
Total
Retail	$33	$11	$197	$241	$8,475	$8,716	$5

Wholesale	$31	$13	$90	$134	$5,380	$5,514	$23

Investment in Impaired receivables

Impaired receivables are receivables for which CNH has determined it will not collect all the principal and interest payments as per the terms of the contract. As of December 31, 2012 and 2011, CNH’s recorded investment in impaired receivables individually evaluated for impairment and the related unpaid principal balances and allowances are as follows:

	2012			2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(in millions)
With no related allowance recorded
Retail
North America	$6	$6		$7	$7
EAME & CIS	—	—		—	—
Latin America	—	—		—	—
APAC	—	—		—	—
Wholesale
North America	—	—		—	—
EAME & CIS	157	157		87	87
Latin America	—	—		—	—
APAC	6	6		4	4
With an allowance recorded
Retail
North America	43	38	28	66	61	$43
EAME & CIS	16	16	11	23	23	21
Latin America	—	—	—	—	—	—
APAC	4	4	3	7	7	6
Wholesale
North America	64	63	12	60	58	13
EAME & CIS	455	455	52	491	491	37
Latin America	98	94	20	73	71	14
APAC	48	47	30	20	18	12
Total
Retail	$69	$64	$42	$103	$98	$70

Wholesale	$828	$822	$114	$735	$729	$76

Average recorded investment in impaired receivables individually evaluated for impairment and the related interest recognized

For the years ended December 31, 2012 and 2011, the Company’s average recorded investment in impaired receivables individually evaluated for impairment (based on a thirteen month average) and the related interest income recognized is as follows:

	2012		2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(in millions)
With no related allowance recorded
Retail
North America	$5	$—	$3	$—
EAME & CIS	—	—	—	—
Latin America	—	—	—	—
APAC	—	—	—	—
Wholesale
North America	—	—	—	—
EAME & CIS	165	—	89	—
Latin America	—	—	—	—
APAC	7	—	3	—
With an allowance recorded
Retail
North America	52	3	82	4
EAME & CIS	23	1	25	1
Latin America	—	—	—	—
APAC	4	—	8	1
Wholesale
North America	77	3	72	2
EAME & CIS	516	1	499	1
Latin America	93	8	77	6
APAC	57	1	21	1
Total
Retail	$84	$4	$118	$6

Wholesale	$915	$13	$761	$10

Receivables on nonaccrual status

The receivables on nonaccrual status as of December 31, 2012 and 2011 are as follows, in millions:

	2012			2011
	Retail	Wholesale	Total	Retail	Wholesale	Total
North America	$29	$61	$90	$55	$55	$110
EAME & CIS	10	29	39	21	33	54
Latin America	95	1	96	143	—	143
APAC	1	20	21	2	14	16

Historical loss and delinquency amounts for financial services

Historical loss and delinquency amounts for the Company’s managed receivables for 2012 and 2011 are as follows:

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Losses for the Year Ending December 31,
	(in millions)
2012
Type of receivable:
Retail and other notes and finance leases	$12,282	$237	$58
Wholesale	5,835	24	5

Total managed receivables	$18,117	$261	$63

Comprised of receivables:
Held in portfolio	$15,772
Serviced for Equipment Operations	91
Serviced for joint ventures	2,012
Serviced for others under BNDES program	195
Sold	47

Total managed receivables	$18,117

2011
Type of receivable:
Retail and other notes and finance leases	$11,874	$324	$339
Wholesale	5,215	45	44

Total managed receivables	$17,089	$369	$383

Comprised of receivables:
Held in portfolio	$14,636
Serviced for Equipment Operations	192
Serviced for joint ventures	1,841
Serviced for others under BNDES program	310
Sold	110

Total managed receivables	$17,089

Wholesale Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wholesale portfolio by its credit quality indicators

A breakdown of the wholesale portfolio by its credit quality indicators as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
A	$2,866	$2,348
B	1,890	1,683
C	663	697
D	659	786

Total	$6,078	$5,514

Retail Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Wholesale portfolio by its credit quality indicators

A breakdown of the retail portfolio by the customers’ risk grade at the time of origination as of December 31, 2012 and 2011 is as follows, in millions:

	2012	2011
Titanium	$4,471	$3,616
Platinum	2,860	2,839
Gold	1,576	1,363
Silver	575	441
Bronze	387	457

Total	$9,869	$8,716